Note 1 - Summary of Significant Accounting Policies -2 (Details Textual)					3 Months Ended		9 Months Ended		12 Months Ended			190 Months Ended	199 Months Ended
	Feb. 22, 2017 USD ($)	Nov. 29, 2016 USD ($)	Oct. 27, 2016	Aug. 31, 2015 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2018	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Jul. 11, 2018 $ / shares	Jul. 10, 2018 $ / shares	Feb. 21, 2018 $ / shares	Dec. 28, 2017 $ / shares	Apr. 19, 2017 $ / shares	Oct. 04, 2016 $ / shares
Common Stock, Shares, Outstanding, Ending Balance | shares					13,398,339		13,398,339			6,943,283	4,564,428	6,943,283	13,398,339
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stockholders' Equity, Period Increase (Decrease), Total												$ 29,065,934	$ 36,490,000
Stock Issued During Period, Value, New Issues							$ 2,755,087	$ 3,421,188		$ 3,421,188
Proceeds from Issuance or Sale of Equity, Total				$ 13,800,000			3,405,052
Debt Instrument, Increase (Decrease), Net, Total												5,685,000	5,685,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent										34.00%
Advertising Expense										$ 37,060	$ 71,212
Research and Development Expense, Total										289,000	406,000
Depreciation, Total					$ 26,120	$ 14,561	59,442	44,764		58,872	73,249
Amortization of Intangible Assets, Total					38,387	3,276	46,127	9,067		12,689	9,107
Unrecognized Tax Benefits, Ending Balance					0		0			0		0	0
Cash, Uninsured Amount					0		$ 0			563,000		563,000	0
Product Warranty Expense										$ 6,209	34,665
Number of Operating Segments							2			2
Non-US [Member]
Revenues, Total					$ 4,195	$ 288	$ 10,061	25,188		$ 26,662
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent									21.00%
Private Placement [Member]
Stock Issued During Period, Value, New Issues										1,213,819
IPO [Member]
Stock Issued During Period, Value, New Issues												13,555,003	13,555,003
Proceeds from Issuance or Sale of Equity, Total												3,937,500	3,937,500
The 2016 Registered Direct Offering [Member]
Stock Issued During Period, Value, New Issues											$ 1,625,905
Proceeds from Issuance or Sale of Equity, Net of Stock Issuance Costs		$ 1,739,770										1,739,770	1,739,770
Proceeds from Issuance or Sale of Equity, Total		$ 1,983,337
Over-Allotment Option [Member]
Stock Issued During Period, Value, New Issues							$ 204,422	$ 393,750		$ 393,750
Proceeds from Issuance or Sale of Equity, Total	$ 358,312											358,312	358,312
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues												2,055,000	2,055,000
Series C Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues												$ 1,300,000	$ 1,300,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			25